Reconciliation of Redeemable Noncontrolling Interest (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest opening balance	¥ 131,497,104
Issuance of Redeemable noncontrolling interest			¥ 131,296,977
Net loss attributable to redeemable noncontrolling interest	(32,697,713)	$ (5,047,657)	(20,876,617)
Accretion of Redeemable noncontrolling interest	79,805,706		21,076,744
Redeemable noncontrolling interest ending balance	¥ 178,605,097	$ 27,571,876	¥ 131,497,104